Reserves - Schedule of Movement in Foreign Currency Translation (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [abstract]
As of July 1	$ 2,883	$ 3,285
Movement during the year	185	(241)
As of December 31	$ 3,067	$ 3,044